Cover	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	NATURAL RESOURCE PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31465
Entity Tax Identification Number	35-2164875
Entity Address, Address Line One	1201 Louisiana St., Suite 3400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	751-7507
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	NRP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001171486